UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Avtech Capital, LLC1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002025213

Central Index Key Number of underwriter (if applicable): N/A

Christopher Scharman, (801) 365-1736

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Avtech Capital, LLC is filing this Form ABS-15G on its own behalf and on behalf of its affiliate Avtech Equipment Receivables Funding 2026-1, LLC.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated January 16, 2026, of KPMG LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by KPMG LLP pertaining to the issuer’s Series 2026-1 Equipment-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Avtech Capital, LLC

By:	/s/ Christopher Scharman
Name: Christopher Scharman
Title: Chief Executive Officer

Date: January 21, 2026

EXHIBIT INDEX

Exhibit 99.1:	Agreed-upon procedures report, dated January 16, 2026 of KPMG LLP.